COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other debt securities (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other debt securities
Other debt instruments held	$ 251,180,541	$ 839,975,567
Allowances for loan losses
Other debt securities
Other debt instruments held	(2,181,044)	(1,851,807)
Negotiable Obligations [member] | Gross carrying amount
Other debt securities
Other debt instruments held	12,667,045	17,622,462
Debt securities from financial trusts [member] | Gross carrying amount
Other debt securities
Other debt instruments held	4,590,978
Government Securities [member] | Gross carrying amount
Other debt securities
Other debt instruments held	160,021,031	116,816,092
Securities issued by the BCRA [member] | Gross carrying amount
Other debt securities
Other debt instruments held	76,082,442	707,388,671
Others [member] | Gross carrying amount
Other debt securities
Other debt instruments held	$ 89	$ 149